Taxation - Reconciliation of the income tax expenses computed by the statutory income tax rate to the income tax expense (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxation
Income tax computed at statutory EIT rate (25%)		¥ (48,003)		¥ (206,902)	¥ (391,056)
Permanent differences	[1]	(92,205)		(96,793)	47,981
Effect of different tax jurisdictions		(23,568)		(20,216)	20,714
Effect of preferential tax rate		27,031		98,329	151,971
Change in deferred tax assets valuation allowance		127,354		237,414	184,573
Income tax expenses/(benefits)		¥ (9,391)	$ (1,287)	¥ 11,832	¥ 14,183

[1]	The permanent differences mainly consist of additional deduction for research and development expenditures and non-deductible expenses.